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                  MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                      November 2, 2005


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:  Morgan Stanley Equally-Weighted S&P 500 Fund
     File Number - 33-14629
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 28, 2005.


                                       Very truly yours,
                                       /s/ Sheri Schreck
                                       -----------------
                                       Sheri Schreck
                                       Assistant Secretary



cc:  Amy R. Doberman, Esq.